UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment:      __; Amendment Number:   __
  This Amendment (Check only one.)  ___  is a restatement.
                                           ___  adds holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Criterion Capital Management, LLC
Address:    435 Pacific Avenue, 5th Floor
            San Francisco, CA  94133

Form 13F File Number:   28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      R. Daniel Beckham
Title:     Chief Operating Officer
Phone:     (415) 834-2417

Signature, Place and Date of Signing:


/s/ R. Daniel Beckham         San Francisco, CA          November 13, 2008

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:         215,445



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

NAME OF ISSUER             TITLE OF                VALUE                SH/  PUT/  INV.    OTHER
                           CLASS       CUSIP       X1000      SHARES    PRN  CALL  DISC.   MGR           VOTING AUTH
                                                                                                      SOLE     SHR   NONE

***GIGAMEDIA LTD           NASDAQ OTC  Y2711Y104        60363   8190336 SH         Sole               8190336
                           ISSUES
ADVENT SOFTWARE INC        NASDAQ OTC  007974108         4386    124507 SH         Sole                124507
                           ISSUES
BROADCOM CORP              CALL        111320107         2049    110000 SH   CALL  Sole                110000
                           OPTIONS
DIAMONDS TRUST-UNIT        COMMON      252787106        10836    100000 SH         Sole                100000
SERIES 1                   STOCKS
ISHARES TR                 COMMON      464287655        10200    150000 SH         Sole                150000
                           STOCKS
POWERSHARES QQQ TRUST      COMMON      73935A104        28802    740233 SH         Sole                740233
                           STOCKS
PROSHARES TR               CALL        74347R206        37714    720000 SH   CALL  Sole                720000
                           OPTIONS
PROSHARES TR               COMMON      74347R206        28177    537937 SH         Sole                537937
                           STOCKS
PROSHARES TR ULTRASHRT     COMMON      74347R628         4242     42000 SH         Sole                 42000
FINANCIAL                  STOCKS
S&P DEPOSITARY RECEIPTS    COMMON      78462F103        10439     90000 SH         Sole                 90000
(SPDR) STOCKS
SEMICONDUCTOR HOLDRS TR    COMMON      816636203        10127    410000 SH         Sole                410000
                           STOCKS
TURKCELL ILETISIM          COMMON      900111204         8110    541051 SH         Sole                541051
HIZMETLERI ADR             STOCKS
